Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2013
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES and SUMMARY PROSPECTUSES OF the Wells Fargo Advantage Absolute Return Fund (the "Fund")
(Wells Fargo Advantage Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Supplement [Text Block]	wells_SupplementTextBlock01	The following strategy disclosure is being added to the Fund's strategy to reflect disclosure to be added to the prospectus of the GMO Benchmark-Free Allocation Fund dated on or about July 1, 2013.
Strategy Heading Supplement [Text Block]	wells_SupplementTextBlock05	In the summary and statutory sections for the Fund, the following paragraph is added to the sections entitled "Principal Investment Strategies":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Benchmark-Free Allocation Fund's portfolio of underlying funds is constructed to seek to maximize the opportunity to achieve: (i) annualized excess returns of 3-5% (net of Benchmark-Free Allocation Fund fees) above the Consumer Price Index, over a complete market cycle and (ii) annualized volatility of 5-10%, over a complete market cycle.

While the Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, the Fund may hold cash for short periods of time in order to mitigate the expenses associated with the purchase and sale of shares of the Benchmark-Free Allocation Fund.

Strategy Narratvie Supplement [Text Block]	wells_SupplementTextBlock06

As a result of the changes to the prospectus of the Benchmark-Free Allocation Fund, the Fund is also making the following changes:

The last sentence of the second paragraph is replaced with the following:

Strategy Narratvie - [Text Block]	wells_SupplementTextBlock07	Neither the Fund nor Benchmark-Free Allocation Fund seek to manage to, or control risk relative to a particular index or blend of indices (i.e., they seek positive returns, not "relative" returns).
Risk Heading Supplement [Text Block]	wells_SupplementTextBlock02	In the summary section for the Fund, the following disclosure is added to the Fund of Funds Risk in the section entitled "Principal Investment Risks":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's performance will not correlate perfectly with that of Benchmark-Free Allocation Fund due to the impact of the Fund's fees and expenses and to the timing and magnitude of cash flows into and out of the Fund which will create cash balances that cause the Fund's performance to deviate from the performance of the Benchmark-Free Allocation Fund.